DELAWARE VIP TRUST

Delaware VIP Equity Income Series

Delaware VIP Growth and Income Series

(each, a "Series" and collectively, the "Series")

Supplement to the Series' Standard Class Statutory Prospectus dated April 29, 2020

On November 18, 2020, the Board of Trustees of Delaware VIP Trust (the "Board") approved the replacement of the Series' current portfolio managers with the Global Systematic Investment team of the Series' current sub-advisor, Macquarie Investment Management Global Limited (MIMGL). In connection with this determination, the Board approved certain changes to the Series' investment strategies. These portfolio management and strategy changes will be effective on or about January 29, 2021 (the "Effective Date"). The investment strategy changes may result in higher portfolio turnover in the near term, as the new portfolio management team purchases and sells securities to accommodate the investment strategy changes. A higher portfolio turnover is likely to cause the Series to realize capital gains and incur transaction costs. You should consult your financial advisor about the changes that will result from the investment strategy changes.

Upon the Effective Date, the following replaces the information in the section entitled, "Series summary - Delaware VIP Equity Income Series - What are the Series' principal investment strategies?":

What are the Series' principal investment strategies?

The Series invests, under normal circumstances, primarily in companies that the Series believes are attractive in the market based on their view of long term potential. Under normal circumstances, the Series will invest at least 80% of its net assets (including any borrowings for investment purposes) in equities (80% policy). For purposes of this 80% policy, equities may include common stock, preferred stock, equity-based exchange-traded funds (ETFs) and instruments that are convertible into common stock, or other instruments that represent an equity position in an issuer. The Series seeks to generate income by investing primarily in dividend paying companies.

The Series may also invest in real estate investment trusts (REITs) and income-generating equity securities. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests.

Macquarie Investment Management Global Limited (MIMGL), an affiliate of the Series' investment manager, Delaware Management Company (Manager), serves as the Series' sub-advisor and manages the Series' assets. In addition, Macquarie Funds Management Hong Kong Limited, an affiliate of the Manager, may execute security trades for the Series.

Using a systematic bottom-up approach, the Series seeks to select securities that have above-average yields coupled with a demonstrated business quality, as seen thought superior profitability, balance sheet strength, earnings stability and corporate sustainability. Stocks also need to have reasonable company valuations relative to their current growth prospects, and their peer group. All of these factors give insight into the outlook for a company, and identify companies poised for sustainable growth. Sustainable growth, if it occurs, may result in price appreciation for the company's stock.

Upon the Effective Date, the following risks are added to the section entitled, "Series summary - Delaware VIP Equity Income Series - What are the principal risks of investing in the Series?":

Company size risk - The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

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Real estate industry risk - This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

IBOR risk - The risk that potential changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates ("IBORs," such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference such rates. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The potential abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Upon the Effective Date, the following replaces the information in the section entitled, "Series summary - Delaware VIP Equity Income Series - Who manages the Series?":

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Sub-advisors

Macquarie Investment Management Global Limited (MIMGL) serves as sub-advisor for the Series. MIMGL is primarily responsible for the day-to-day management of the Series' portfolio.

Portfolio managers	Title with MIMGL	Start date on the Series
Scot Thompson	Division Director, Co-Head of Systematic Investments and Portfolio Manager	January 2021
Benjamin Leung, CFA	Division Director, Co-Head of Systematic Investments and Portfolio Manager	January 2021

Macquarie Funds Management Hong Kong Limited

Upon the Effective Date, the following replaces the information in the section entitled, "Series summary - Delaware VIP Growth and Income Series - What are the Series' principal investment strategies?":

What are the Series' principal investment strategies?

The Series primarily invests in common stocks that offer the potential for capital growth, current income or both. The Series primarily invests in common stocks of large-size companies. The Series may also invest in mid- and small-size companies.

The Series seeks to generate income by investing primarily in dividend paying companies. The Series may also own convertible securities. Convertible securities are usually preferred stocks or corporate bonds that can be exchanged for a set number of shares of common stock at a predetermined price. These securities offer higher appreciation potential than nonconvertible bonds and greater income potential than nonconvertible preferred stocks.

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The Series may also invest in real estate investment trusts (REITs) and income-generating equity securities. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests.

Macquarie Investment Management Global Limited (MIMGL), an affiliate of the Series' investment manager, Delaware Management Company (Manager), serves as the Series' sub-advisor and manages the Series' assets. In addition, Macquarie Funds Management Hong Kong Limited, an affiliate of the Manager, may execute security trades for the Series.

Using a systematic bottom-up approach, the Series seeks to select securities that have above-average yields coupled with a demonstrated business quality, as seen thought superior profitability, balance sheet strength, earnings stability and corporate sustainability. Stocks also need to have reasonable company valuations relative to their current growth prospects, and their peer group. All of these factors give insight into the outlook for a company, and identify companies poised for sustainable growth. Sustainable growth, if it occurs, may result in price appreciation for the company's stock.

Upon the Effective Date, the following risks are added to the section entitled, "Series summary - Delaware VIP Growth and Income Series - What are the principal risks of investing in the Series?":

Company size risk - The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

IBOR risk - The risk that potential changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates ("IBORs," such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference such rates. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The potential abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Upon the Effective Date, the following replaces the information in the section entitled, "Series summary - Delaware VIP Growth and Income Series - Who manages the Series?":

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Sub-advisors

Macquarie Investment Management Global Limited (MIMGL) serves as sub-advisor for the Series. MIMGL is primarily responsible for the day-to-day management of the Series portfolio.

Portfolio managers	Title with MIMGL	Start date on the Series
Scot Thompson	Division Director, Co-Head of Systematic Investments and Portfolio Manager	January 2021
Benjamin Leung, CFA	Division Director, Co-Head of Systematic Investments and Portfolio Manager	January 2021

Macquarie Funds Management Hong Kong Limited

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Upon the Effective Date, the following replaces the section entitled, "How we manage the Series - Our principal investment strategies - Delaware VIP Equity Income Series":

The Series invests, under normal circumstances, primarily in companies that the Series believes are attractive in the market based on their view of long term potential.

Under normal circumstances, the Series will invest at least 80% of its net assets (including any borrowings for investment purposes) in equities (80% policy). For purposes of this 80% policy, equities may include common stock, preferred stock, equity-based exchange-traded funds (ETFs) and instruments that are convertible into common stock, or other instruments that represent an equity position in an issuer. The Series seeks to generate income by investing primarily in dividend paying companies. The 80% policy is non-fundamental and may be changed without shareholder approval, but the Series will provide shareholders with at least 60 days' notice before changing this 80% policy.

The Series may also invest in real estate investment trusts (REITs) and income-generating equity securities. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests.

Macquarie Investment Management Global Limited (MIMGL), an affiliate of the Series' investment manager, Delaware Management Company (Manager), serves as the Series' sub-advisor and manages the Series' assets. In addition, Macquarie Funds Management Hong Kong Limited, an affiliate of the Manager, may execute security trades for the Series.

Using a systematic bottom-up approach, the Series seeks to select securities that have above-average yields coupled with a demonstrated business quality, as seen thought superior profitability, balance sheet strength, earnings stability and corporate sustainability. Stocks also need to have reasonable company valuations relative to their current growth prospects, and their peer group. All of these factors give insight into the outlook for a company, and identify companies poised for sustainable growth. Sustainable growth, if it occurs, may result in price appreciation for the company's stock.

The Series' investment objective is nonfundamental. This means that the Series' Board of Trustees (Board) may change the objective without obtaining shareholder approval. If the objective were changed, the Series would notify shareholders at least 60 days before the change became effective.

The Statement of Additional Information also describes non-principal investment strategies that the Series may use, including investing in other types of investments that are not described in this prospectus.

Upon the Effective Date, the following replaces the section entitled, "How we manage the Series - Our principal investment strategies - Delaware VIP Growth and Income Series":

The Series primarily invests in common stocks that offer the potential for capital growth, current income or both. The Series primarily invests in common stocks of large-size companies. The Series may also invest in mid- and small-size companies.

The Series seeks to generate income by investing primarily in dividend paying companies. The Series may also own convertible securities. Convertible securities are usually preferred stocks or corporate bonds that can be exchanged for a set number of shares of common stock at a predetermined price. These securities offer higher appreciation potential than nonconvertible bonds and greater income potential than nonconvertible preferred stocks.

The Series may also invest in real estate investment trusts (REITs) and income-generating equity securities. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests.

Macquarie Investment Management Global Limited (MIMGL), an affiliate of the Series' investment manager, Delaware Management Company (Manager), serves as the Series' sub-advisor and manages

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the Series' assets. In addition, Macquarie Funds Management Hong Kong Limited, an affiliate of the Manager, may execute security trades for the Series.

Using a systematic bottom-up approach, the Series seeks to select securities that have above-average yields coupled with a demonstrated business quality, as seen thought superior profitability, balance sheet strength, earnings stability and corporate sustainability. Stocks also need to have reasonable company valuations relative to their current growth prospects, and their peer group. All of these factors give insight into the outlook for a company, and identify companies poised for sustainable growth. Sustainable growth, if it occurs, may result in price appreciation for the company's stock.

The Series' investment objective is nonfundamental. This means that the Series' Board of Trustees (Board) may change the objective without obtaining shareholder approval. If the objective were changed, the Series would notify shareholders at least 60 days before the change became effective.

The Statement of Additional Information also describes non-principal investment strategies that the Series may use, including investing in other types of investments that are not described in this prospectus.

Upon the Effective Date, the following risks are added to the section entitled, "How we manage the Series - The risks of investing in the Series - Delaware VIP Equity Income Series":

Company size risk

Company size risk is the risk that investments in small- and/or medium-sized companies typically exhibit higher volatility than investments in larger, more established companies. Company size risk also comes from lower liquidity typically associated with small company stocks, which means the price may be affected by poorly executed trades, even if the underlying business of the company is unchanged.

How the Series strives to manage it: The Series primarily invests in large capitalization companies, but may invest a small portion of the Series' total assets in small- and medium-sized companies. The portfolio managers believe medium-sized companies, in general, are more stable than smaller companies and involve less risk due to their larger size, greater experience, and more extensive financial resources. Nonetheless, medium-sized companies have many of the same risks as small companies and are considered to be riskier, in general, than large-sized companies. To address this risk, the portfolio managers seek a well-diversified portfolio, selects stocks carefully, monitors them frequently, and invest primarily in large capitalization companies.

Real estate industry risk

Real estate industry risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates. REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (Internal Revenue Code), or other similar statutes in non-US countries and/or to maintain exemptions from the Investment Company Act of 1940, as amended (1940 Act).

How the Series strives to manage it: The Manager may invest a substantial portion of the Series' assets in REITs, which generally offer high income potential. The Manager carefully selects REITs based on the quality of their management and their ability to generate substantial cash flow, which the Manager believes can help to shield them from some of the risks involved with real estate investing.

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IBOR risk

The risk that potential changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates ("IBORs," such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference such rates. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The potential abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

How the Series strives to manage it: Due to uncertainty regarding the future use of LIBOR or similar rates (such as the Euro Overnight Index Average (EONIA)), the potential impact of the abandonment of such rates on the Series or the financial instruments in which the Series invests cannot yet be determined. However, the Series tries to address such risk by monitoring the economic, political, and regulatory climate in jurisdictions relevant to the Series and the financial instruments in which the Series invests in order to minimize any potential impact on the Series. In addition, the Series typically invests in a number of different securities in a variety of sectors in order to minimize the impact to the Series of any legislative or regulatory development affecting particular countries, issuers, or market sectors.

Upon the Effective Date, the following risks are added to the section entitled, "How we manage the Series - The risks of investing in the Series - Delaware VIP Growth and Income Series":

Company size risk

Company size risk is the risk that investments in small- and/or medium-sized companies typically exhibit higher volatility than investments in larger, more established companies. Company size risk also comes from lower liquidity typically associated with small company stocks, which means the price may be affected by poorly executed trades, even if the underlying business of the company is unchanged.

How the Series strives to manage it: The Series primarily invests in large capitalization companies, but may invest a small portion of the Series' total assets in small- and medium-sized companies. The portfolio managers believe medium-sized companies, in general, are more stable than smaller companies and involve less risk due to their larger size, greater experience, and more extensive financial resources. Nonetheless, medium-sized companies have many of the same risks as small companies and are considered to be riskier, in general, than large-sized companies. To address this risk, the portfolio managers seek a well-diversified portfolio, selects stocks carefully, monitors them frequently, and invest primarily in large capitalization companies.

IBOR risk

The risk that potential changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates ("IBORs," such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference such rates. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The potential abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

How the Series strives to manage it: Due to uncertainty regarding the future use of LIBOR or similar rates (such as the Euro Overnight Index Average (EONIA)), the potential impact of the abandonment of such rates on the Series or the financial instruments in which the Series invests cannot yet be determined. However, the Series tries to address such risk by monitoring the economic, political, and regulatory climate in jurisdictions relevant to the Series and the financial instruments in which the Series invests in order to minimize any potential impact on the Series. In addition, the Series typically invests in

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a number of different securities in a variety of sectors in order to minimize the impact to the Series of any legislative or regulatory development affecting particular countries, issuers, or market sectors.

Upon the Effective Date, the following replaces the section entitled, "Who manages the Series - Portfolio managers - Delaware VIP Equity Income Series and Delaware VIP Growth and Income Series":

Scot Thompson and Benjamin Leung have primary responsibility for making day-to-day investment decisions for Delaware VIP Equity Income Series and Delaware VIP Growth and Income Series.

Scot Thompson, Division Director, Co-Head of Systematic Investments and Portfolio Manager

Scot Thompson is the Co-Head of the Macquarie Systematic Investments equities team. Scot's responsibilities include the day to day management of the global portfolios, oversight of the trading function, development of new strategies and client engagement. Scot works from MIM's Sydney office. Previously Scot was the equities Head of Product, responsible for product design, development and client relationships for the Australian and Global equities product range. Prior to this Scot was a member of the private equity fund-of-fund and performance analytics teams. Scot joined Macquarie in November 2001, prior to this he worked in the performance analytics team for Cogent Investment Administration. Scot also work in civil engineering before moving across to finance, working for several Australian companies as a project manager focusing on underground installations, quarrying and mining

Benjamin Leung, Division Director, Co-Head of Systematic Investments and Portfolio Manager

Ben Leung is the Co-Head of the Macquarie Systematic Investments equities team. In addition to the day to day management of the portfolios, Ben is also the Head of Research where he is responsible for managing the research agenda. Ben works from MIM's Sydney office. Ben joined Listed Equities in 2005 as a quantitative analyst where his responsibilities included the development and maintenance of various quantitative models. Following his successful efforts to expand the quantitative capability to international markets, he formed the foundation of the current systematic investment approach. In 2012, Ben and Scot joined together to create the Systematic Investment team to focus exclusively on developing this capability and bringing the benefits to the marketplace. Prior to joining, he worked as a software engineer for Macquarie's technology division in Sydney.

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Series.

Delaware Management Company (Manager) is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series are governed by US laws and regulations.

Please keep this Supplement for future reference.

This Supplement is dated November 23, 2020.

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